Business Combinations and Discontinued Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combination, Transactions [Line Items]
Acquisitions, net	$ 160	$ 91,569	$ 43,299